Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total accumulated other comprehensive income	₩ (77,776)	₩ 117,469	₩ 86,051
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	(11,752)	(3,461)	16,257
Gain (loss) on derivatives valuation [member]
Total accumulated other comprehensive income	(7,109)	25,031	19,809
Gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	(52,100)	108,685	61,438
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ (6,815)	₩ (12,786)	₩ (11,453)